Sentinel Group Funds, Inc.
                             One National Life Drive
                              Montpelier, VT 05604


January 26, 2007

VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Sentinel Group Funds, Inc.
         Pre-Effective Amendment to Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Sentinel Group Funds, Inc., enclosed (1) a letter to shareholders,
(2) questions and answers, (3) notice of special meeting, and (4) preliminary combined proxy statement/prospectus and (5) preliminary statement of additional information in connection with the Special Meeting of Shareholders of the Large Cap Core Equity Fund, Mid Cap Value Fund, Intermediate-Term Bond Fund and Georgia Municipal Bond Fund, each series of The Advisors' Inner Circle Fund, scheduled to be held March 15, 2007.

The document is marked to show the sections that have changed from the preliminary filing on December 18, 2006, which are primarily to update financial information for the 2006 fiscal year. We request that you grant acceleration of the effectiveness of this filing to February 12, 2007.

Please direct any communications relating to this filing to me at (802)
229-7410.

                                                 Very truly yours,

                                                 /s/ Kerry A. Jung
                                                 -----------------
                                                 Kerry A. Jung
                                                 Secretary

Enclosures